Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Sep. 30, 2025	Sep. 30, 2024
Short-Term Debt [Line Items]
Total debt	$ 2,392	$ 6,185	$ 3,423
Less: Amounts classified as current	(2,392)	(5,086)	(2,141)
Noncurrent portion		1,099	1,282
Nonrelated Party [Member]
Short-Term Debt [Line Items]
Notes payable	995	3,934	598
Related Party [Member]
Short-Term Debt [Line Items]
Notes payable			330
Related Party [Member] | Seven Percentage Promissory Notes [Member]
Short-Term Debt [Line Items]
Notes payable	$ 1,397	$ 2,251	$ 2,495